BASIS OF PRESENTATION	12 Months Ended
Oct. 31, 2024
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

The accompanying consolidated financial statements and related notes have been prepared in accordance with U.S. GAAP and with the rules and regulations of the U.S. Securities and Exchange Commission.

The consolidated financial statements include the accounts of the Company and include the assets, liabilities, revenues and expenses of wholly owned subsidiaries, VIE and subsidiaries of the VIE over which the Company exercises control and, when applicable, entity for which the Company has a controlling financial interest or is the primary beneficiary. All inter-company accounts and transactions have been eliminated in consolidation.